UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     August 31, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $143,022 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM NEW          04651M204      168    60000 SH       Sole                    60000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      880   575000 SH       Sole                   575000        0        0
AUTOBYTEL INC                  COM              05275N106     2550   600000 SH       Sole                   600000        0        0
BEST BUY INC                   COM              086516101     7000   150000 SH       Sole                   150000        0        0
CAREER EDUCATION CORP          COM              141665109     1462    43300 SH       Sole                    43300        0        0
CITIGROUP INC                  COM              172967101     1026    20000 SH       Sole                    20000        0        0
DELL INC                       COM              24702R101     6424   225000 SH       Sole                   225000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2539    25000 SH       Sole                    25000        0        0
DRUGSTORE COM INC              COM              262241102     1566   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     4905   100000 SH       Sole                   100000        0        0
EBAY INC                       COM              278642103     6919   215000 SH       Sole                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109    10787   350000 SH       Sole                   350000        0        0
GENERAL ELECTRIC CO            COM              369604103      766    20000 SH       Sole                    20000        0        0
IDAHO GEN MINES INC            COM              451272306     3733   588831 SH       Sole                   588831        0        0
LAWSON PRODS INC               COM              520776105     4217   108964 SH       Sole                   108964        0        0
LCA-VISION INC                 COM PAR $.001    501803308     7089   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104     6631   225000 SH       Sole                   225000        0        0
MONSTER WORLDWIDE INC          COM              611742107     1233    30000 SH       Sole                    30000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     6176   225000 SH       Sole                   225000        0        0
PENTAIR INC                    COM              709631105     2893    75000 SH       Sole                    75000        0        0
PFIZER INC                     COM              717081103     4475   175000 SH       Sole                   175000        0        0
PLANETOUT INC                  COM              727058109      276   200000 SH       Sole                   200000        0        0
QUALCOMM INC                   COM              747525103     6751   155600 SH       Sole                   155600        0        0
RESEARCH IN MOTION LTD         COM              760975102    19999   100000 SH       Sole                   100000        0        0
TRANSOCEAN INC                 ORD              G90078109     6359    60000 SH       Sole                    60000        0        0
TYCO INTL LTD NEW              COM              902124106     5068   150000 SH       Sole                   150000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     7386   100000 SH       Sole                   100000        0        0
VIRGIN MEDIA INC               COM              92769L101     2924   120000 SH       Sole                   120000        0        0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109     4052   490000 SH       Sole                   490000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6768   575000 SH       Sole                   575000        0        0